IMPAIRMENT LOSS ON VESSELS	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment Impairment or Disposal [Abstract]
IMPAIRMENT LOSS ON VESSELS	IMPAIRMENT LOSS ON VESSELS
No impairment loss on vessels was recognized in the first six months of 2022.

In January 2021, we entered into an agreement to sell the Golden Saguenay, a Panamax vessel, to an unrelated third party for a total gross amount of $8.4 million. We recognized an impairment loss of $4.2 million from the sale in the first six months of 2021. The vessel was delivered to its new owner in April 2021.